Notes to the statement of financial position - Goodwill and other intangible assets schedule, cost (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, net carrying value, Beginning of Period	€ 126,496
Intangible assets and goodwill, net carrying value, End of Period	107,481	€ 126,496
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, net carrying value, Beginning of Period	230,501	226,570
Currency translation	(4,341)	1,270
Additions	1,022	2,672
Acquisition of a subsidiary		0
Disposals	(66)	(11)
Intangible assets and goodwill, net carrying value, End of Period	227,116	230,501
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, net carrying value, Beginning of Period	48,512
Intangible assets and goodwill, net carrying value, End of Period	48,512	48,512
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, net carrying value, Beginning of Period	48,512	48,512
Currency translation	0	0
Acquisition of a subsidiary		0
Disposals	0	0
Intangible assets and goodwill, net carrying value, End of Period	48,512	48,512
Developed Technology and Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, net carrying value, Beginning of Period	35,712
Intangible assets and goodwill, net carrying value, End of Period	32,375	35,712
Developed Technology and Patents | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, net carrying value, Beginning of Period	55,900	55,900
Currency translation	0	0
Additions	390	0
Acquisition of a subsidiary		0
Disposals	0	0
Intangible assets and goodwill, net carrying value, End of Period	56,290	55,900
Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, net carrying value, Beginning of Period	22,750
Intangible assets and goodwill, net carrying value, End of Period	15,359	22,750
Customer Relationships | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, net carrying value, Beginning of Period	64,804	64,571
Currency translation	(432)	233
Additions	0	0
Acquisition of a subsidiary		0
Disposals	0	0
Intangible assets and goodwill, net carrying value, End of Period	64,372	64,804
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, net carrying value, Beginning of Period	10,987
Intangible assets and goodwill, net carrying value, End of Period	9,840	10,987
Trademarks | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, net carrying value, Beginning of Period	17,200	17,200
Currency translation	0	0
Additions	0	0
Acquisition of a subsidiary		0
Disposals	0	0
Intangible assets and goodwill, net carrying value, End of Period	17,200	17,200
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, net carrying value, Beginning of Period	8,535
Intangible assets and goodwill, net carrying value, End of Period	1,395	8,535
Other intangible assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, net carrying value, Beginning of Period	44,085	40,387
Currency translation	(3,909)	1,037
Additions	632	2,672
Acquisition of a subsidiary		0
Disposals	(66)	(11)
Intangible assets and goodwill, net carrying value, End of Period	€ 40,742	€ 44,085